Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		€ (7,280)	€ (4,772)	€ (2,460)
Lease payments		(10,057)	(7,925)	(4,059)
Change in Cash Flow		(17,337)	(12,697)	(6,519)
Net debt at beginning of period	€ 49,765	57,672	22,007
Additions (Disposals)	179,095	(25,375)	26,686
Interest expenses	7,280	4,772	2,460
Total change in liabilities	186,375	(20,603)	29,146
Net debt at end of period	218,803	49,765	57,672	22,007
Liabilities to banks
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		(3,113)	(1,856)	(43)
Change in Cash Flow		(3,113)	(1,856)	(43)
Additions (Disposals)	10,000	(3,712)	(86)
Interest expenses	3,113	1,856	43
Total change in liabilities	13,113	(1,856)	(43)
Net debt at end of period	10,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Interest payments on financial liabilities		(4,167)	(2,916)	(2,416)
Lease payments		(10,057)	(7,925)	(4,059)
Change in Cash Flow		(14,224)	(10,841)	(6,475)
Net debt at beginning of period	49,765	57,672	22,007
Additions (Disposals)	169,095	(21,663)	26,772
Interest expenses	4,167	2,916	2,417
Total change in liabilities	173,262	(18,747)	29,189
Net debt at end of period	€ 208,803	€ 49,765	€ 57,672	€ 22,007